Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2015
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Mar. 18, 2016
Document Effective Date	Mar. 31, 2016
Prospectus Date	Mar. 31, 2016
Master Income ETF | Master Income ETF
Prospectus:
Trading Symbol	HIPS